Investment Portfolio
(UNAUDITED) | 09.30.2023
CARILLON CHARTWELL SHORT DURATION BOND FUND
CORPORATE BONDS - 49.9%	Principal Amount	Value
Aerospace & defense - 0.7%
The Boeing Co., 1.43%, 02/04/24	$100,000	$98,408
Airlines - 0.8%
American Airlines, Inc./Aadvantage Loyalty IP Ltd., 144A, 5.50%, 04/20/26	114,583	111,909
Auto manufacturers- 1.2%
Ford Motor Credit Co., LLC, 4.06%, 11/01/24	100,000	96,811
General Motors Financial Co., Inc., 5.40%, 04/06/26	60,000	58,759
Auto parts & equipment - 0.1%
Aptiv PLC, 2.40%, 02/18/25	15,000	14,272
Banks - 7.0%
Bank of America Corp.,
(Fixed until 09/25/24, then SOFR USD + 0.91%), 0.98%, 09/25/25	100,000	94,714
(3 Month Term SOFR USD + 1.03%), 6.40%, 02/05/26	85,000	85,146
Bank of Montreal (Fixed until 01/22/26, then SOFR + 0.60%), 0.95%, 01/22/27	25,000	22,291
Citigroup, Inc. (Fixed until 04/24/24, then 3 Month Term SOFR USD + 1.16%), 3.35%, 04/24/25	115,000	112,949
JPMorgan Chase & Co.,
(Fixed until 02/04/26, then 3 Month Term SOFR USD + 0.70%), 1.04%, 02/04/27	175,000	155,742
(Fixed until 02/24/25, then SOFR + 0.92%), 2.60%, 02/24/26	75,000	71,402
Mitsubishi UFJ Financial Group, Inc. (Fixed until 10/11/24, then 1 Year CMT Rate + 0.45%), 0.96%, 10/11/25	70,000	66,190
Royal Bank of Canada, 0.50%, 10/26/23	150,000	149,475
The Bank of New York Mellon (Fixed until 11/21/24, then SOFR + 0.80%), 5.22%, 11/21/25	100,000	99,105
Truist Financial Corp. (Fixed until 01/26/28, then SOFR + 1.44%), 4.87%, 01/26/29	75,000	70,403
Biotechnology - 0.8%
Amgen, Inc., 5.15%, 03/02/28	110,000	108,184
Capital markets - 7.2%
Ares Capital Corp., 4.25%, 03/01/25	100,000	96,169
Blue Owl Capital Corp., 4.00%, 03/30/25	80,000	76,067
Jefferies Financial Group, Inc., 5.88%, 07/21/28	135,000	132,116
Morgan Stanley,
(Fixed until 04/28/25, then SOFR + 1.99%), 2.19%, 04/28/26	25,000	23,485
(SOFR + 0.47%), 4.77%, 11/10/23	185,000	185,002
State Street Corp. (Fixed until 02/07/27, then SOFR + 0.73%), 2.20%, 02/07/28	160,000	142,588
StoneX Group, Inc., 144A, 8.63%, 06/15/25	100,000	100,750
The Goldman Sachs Group, Inc., 3.50%, 11/16/26
(Fixed until 06/05/27, then 3 Month Term SOFR USD + 1.77%), 3.69%, 06/05/28	140,000	129,023
3.50%, 11/16/26	75,000	69,751
Chemicals - 1.2%
EIDP, Inc., 1.70%, 07/15/25	50,000	46,561
FMC Corp., 5.15%, 05/18/26	115,000	111,726
Computers - 0.7%
Dell International LLC/EMC Corp., 5.25%, 02/01/28	100,000	98,473
Construction & engineering - 0.9%
Quanta Services, Inc., 0.95%, 10/01/24	125,000	118,235
Consumer finance - 1.0%
Navient Corp., 6.13%, 03/25/24	75,000	74,599
OneMain Finance Corp., 6.13%, 03/15/24	63,000	62,800
Distributors - 0.2%
Genuine Parts Co., 1.75%, 02/01/25	25,000	23,554
Diversified financial services - 0.5%
Macquarie Airfinance Holdings Ltd., 144A, 8.38%, 05/01/28	65,000	65,894
Diversified telecommunication services - 0.3%
AT&T, Inc., 0.90%, 03/25/24	45,000	43,947
Electric - 0.3%
NSG Holdings LLC/NSG Holdings, Inc., 144A, 7.75%, 12/15/25	39,123	38,927
Electric utilities - 2.3%
American Electric Power Co., Inc., 0.75%, 11/01/23	155,000	154,328
Duke Energy Corp., 5.00%, 12/08/25	150,000	147,893
Electrical components & equipment - 0.8%
WESCO Distribution, Inc., 144A, 7.13%, 06/15/25	100,000	100,236
Electronic equipment, instruments & components - 0.4%
Arrow Electronics, Inc., 6.13%, 03/01/26	50,000	49,793
Entertainment - 2.2%
The Walt Disney Co., 1.75%, 01/13/26	25,000	23,025
Warnermedia Holdings, Inc.,
3.76%, 03/15/27	110,000	101,554
6.41%, 03/15/26	170,000	169,971
Equity real estate investment trusts (REITs) - 2.2%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 144A, 4.50%, 04/01/27	36,000	30,001
HAT Holdings I LLC/HAT Holdings II LLC, 144A, 6.00%, 04/15/25	105,000	102,170
Simon Property Group LP,
1.38%, 01/15/27	130,000	113,479
3.50%, 09/01/25	50,000	47,975
Financial services - 0.8%
NMI Holdings, Inc., 144A, 7.38%, 06/01/25	105,000	104,442
Food - 0.5%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.13%, 02/01/28	65,000	61,854
Ground transportation - 0.2%
XPO, Inc., 144A, 6.25%, 05/01/25	26,000	25,495
Health care providers & services - 1.9%
CVS Health Corp.,
2.63%, 08/15/24	50,000	48,609
5.00%, 02/20/26	85,000	83,680
Elevance Health, Inc., 2.38%, 01/15/25	70,000	66,842
UnitedHealth Group, Inc., 0.55%, 05/15/24	50,000	48,425
Healthcare services - 1.5%
HCA, Inc., 5.20%, 06/01/28	200,000	193,294
Hotels, restaurants & leisure - 0.6%
Marriott International, Inc., 4.90%, 04/15/29	85,000	81,043
Investment companies - 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.75%, 09/15/24	100,000	96,317
IT services - 1.2%
International Business Machines Corp., 4.50%, 02/06/28	160,000	154,636
Life sciences tools & services - 1.3%
Thermo Fisher Scientific, Inc., 1.22%, 10/18/24	175,000	166,841
Machinery - 0.4%
Hillenbrand, Inc., 5.75%, 06/15/25	60,000	59,122
Machinery - diversified - 0.7%
John Deere Capital Corp., 4.80%, 01/09/26	100,000	98,838
Media - 0.3%
Comcast Corp., 5.25%, 11/07/25	40,000	39,818
Mortgage real estate investment trusts (REITs) - 0.9%
Starwood Property Trust, Inc., 4.75%, 03/15/25	125,000	119,512
Oil, gas & consumable fuels - 1.5%
New Fortress Energy, Inc., 144A, 6.75%, 09/15/25	135,000	128,872
Western Midstream Operating LP, 3.10%, 02/01/25	75,000	71,755
Packaging & containers - 0.2%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26	25,000	24,011
Paper & forest products - 0.9%
Clearwater Paper Corp., 144A, 5.38%, 02/01/25	65,000	63,050
Mercer International, Inc., 5.50%, 01/15/26	65,000	61,052
Pipelines - 1.5%
DCP Midstream Operating LP, 5.38%, 07/15/25	100,000	98,651
Energy Transfer LP/Regency Energy Finance Corp., 4.50%, 11/01/23	50,000	49,924
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 144A, SB, 9.00%, 10/15/26	50,000	48,009
Semiconductors & semiconductor equipment - 1.1%
Intel Corp.,
3.75%, 08/05/27	25,000	23,583
4.88%, 02/10/28	125,000	122,621
Software - 1.3%
Oracle Corp., 5.80%, 11/10/25	45,000	45,169
Salesforce, Inc., 0.63%, 07/15/24	60,000	57,667
VMware, Inc., 1.00%, 08/15/24	75,000	71,841
Specialty retail - 0.4%
AutoNation, Inc., 3.50%, 11/15/24	50,000	48,289
Technology hardware, storage & peripherals - 0.8%
Hewlett Packard Enterprise Co., 1.75%, 04/01/26	115,000	104,440
Transportation - 0.4%
Canadian Pacific Railway Co., 1.35%, 12/02/24	50,000	47,401
Total corporate bonds (cost $6,789,494)		6,610,955

MORTGAGE AND ASSET-BACKED SECURITIES - 5.1%
Asset-backed securities - 1.6%
CCG Receivables Trust, Series 2021-2, Class A2, 144A, 0.54%, 03/14/29	54,124	52,165
Dllmt LLC, Series 2021-1A, Class A3, 144A, 1.00%, 07/21/25	70,433	68,601
Frontier Issuer LLC, Series 2023-1, Class A2, 144A, 6.60%, 08/20/53	100,000	95,414
Commercial mortgage-backed securities - 2.5%
GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A24, 144A, VR, 3.00%, 09/25/52	86,934	74,488
GS Mortgage-Backed Securities Trust, Series 2023-PJ4, Class A16, 144A, VR, 6.50%, 01/25/54	122,255	121,688
JP Morgan Mortgage Trust, Series 2023-6, Class A4, 144A, VR, 6.00%, 12/26/53	129,011	126,723
Federal agency mortgage-backed obligations - 1.0%
Federal Home Loan Mortgage Corp.,
3.25%, 05/17/24	25,000	24,640
4.00%, 05/17/27	25,000	23,875
Federal National Mortgage Association, 5.60%, 11/25/25	85,000	84,317
Total mortgage and asset-backed securities (cost $683,449)		671,911

U.S. TREASURIES - 37.1%
U.S. Treasury Inflation Indexed Notes, 0.13%, 04/15/27	124,508	114,290
U.S. Treasury Notes,
0.25%, 06/15/24	15,000	14,461
0.38%, 09/15/24	400,000	381,172
0.38%, 11/30/25	375,000	339,771
0.75%, 12/31/23	275,000	271,863
0.75%, 11/15/24	550,000	522,414
1.00%, 12/15/24	345,000	327,602
1.13%, 08/31/28	150,000	127,031
1.50%, 08/15/26	30,000	27,346
1.50%, 01/31/27	670,000	603,262
1.63%, 09/30/26	275,000	251,034
2.13%, 05/15/25	175,000	166,681
2.38%, 05/15/27	225,000	207,492
3.13%, 08/15/25	370,000	356,949
4.13%, 09/30/27	630,000	616,883
4.25%, 09/30/24	600,000	592,992
Total U.S. Treasuries (cost $5,013,364)		4,921,243

U.S. GOVERNMENT AGENCY SECURITIES - 5.6%
Federal Farm Credit Banks Funding Corp.,
4.47%, 06/22/28	25,000	23,916
5.48%, 10/25/27	125,000	122,983
5.65%, 06/28/30	130,000	128,768
5.87%, 10/24/29	35,000	34,293
Federal Home Loan Banks,
0.65%, 10/25/24	75,000	71,205
1.00%, 06/14/24	55,000	53,256
1.00%, 11/22/24	50,000	47,495
1.25%, 10/26/26	100,000	89,155
1.25%, 12/20/24	30,000	28,493
1.50%, 11/23/26	30,000	26,880
1.90%, 02/17/27	25,000	22,516
2.75%, 03/25/27	55,000	50,811
3.50%, 04/26/27	25,000	23,594
4.50%, 07/26/27	25,000	24,139
Total U.S. government agency securities (cost $784,864)		747,504
Total investment portfolio (cost $13,271,171) - 97.7%		12,951,613
Other assets in excess of liabilities - 2.3%		298,821
Total net assets - 100.0%		$13,250,434

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

VR - Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect as of the date of this report.
SB - Step bond. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown is the rate in effect as of the date of this report.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 2 as of the date of this report.
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.